Schedule of financial information for neuronomics (Details) - USD ($)	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current and total assets	$ 835,686,707	$ 824,563,783
Current and total liabilities	(669,936,353)	(675,009,930)
Total shareholders’ equity	165,750,354	149,553,853	$ 117,717,967	$ 19,144,197
Revenue	242,765
Operating expenses	(525,937)
Net loss	(283,172)
Neuronomics [member]
IfrsStatementLineItems [Line Items]
Current and total assets	616,512	514,391
Current and total liabilities	(56,924)	(111,333)
Total shareholders’ equity	$ (559,588)	$ (403,058)